Average Annual Total Returns	Delaware Ivy Core Equity S&P 500® Index 1 year	Delaware Ivy Core Equity S&P 500® Index 5 years	Delaware Ivy Core Equity S&P 500® Index 10 years	Delaware Ivy Core Equity Class II 1 year	Delaware Ivy Core Equity Class II 5 years	Delaware Ivy Core Equity Class II 10 years	Delaware Ivy VIP Growth Russell 1000® Growth Index 1 year	Delaware Ivy VIP Growth Russell 1000® Growth Index 5 years	Delaware Ivy VIP Growth Russell 1000® Growth Index 10 years	Delaware Ivy VIP Growth Class II 1 year	Delaware Ivy VIP Growth Class II 5 years	Delaware Ivy VIP Growth Class II 10 years	Delaware Ivy VIP Mid Cap Growth Russell Midcap® Growth Index 1 year	Delaware Ivy VIP Mid Cap Growth Russell Midcap® Growth Index 5 years	Delaware Ivy VIP Mid Cap Growth Russell Midcap® Growth Index 10 years	Delaware Ivy VIP Mid Cap Growth Class I 1 year	Delaware Ivy VIP Mid Cap Growth Class I Lifetime	Delaware Ivy VIP Mid Cap Growth Class I Class Service return before taxes	Delaware Ivy VIP Mid Cap Growth Class II 1 year	Delaware Ivy VIP Mid Cap Growth Class II 5 years	Delaware Ivy VIP Mid Cap Growth Class II 10 years	Delaware Ivy VIP Smid Cap Core Russell 2500™ Index 1 year	Delaware Ivy VIP Smid Cap Core Russell 2500™ Index 5 years	Delaware Ivy VIP Smid Cap Core Russell 2500™ Index 10 years	Delaware Ivy VIP Smid Cap Core Russell 2000® Index 1 year	Delaware Ivy VIP Smid Cap Core Russell 2000® Index 5 years	Delaware Ivy VIP Smid Cap Core Russell 2000® Index 10 years	Delaware Ivy VIP Smid Cap Core Class II 1 year	Delaware Ivy VIP Smid Cap Core Class II 5 years	Delaware Ivy VIP Smid Cap Core Class II 10 years	Delaware Ivy VIP Small Cap Growth Russell 2000® Growth Index 1 year	Delaware Ivy VIP Small Cap Growth Russell 2000® Growth Index 5 years	Delaware Ivy VIP Small Cap Growth Russell 2000® Growth Index 10 years	Delaware Ivy VIP Small Cap Growth Class I 1 year	Delaware Ivy VIP Small Cap Growth Class I Lifetime	Delaware Ivy VIP Small Cap Growth Class I Class Service return before taxes	Delaware Ivy VIP Small Cap Growth Class II 1 year	Delaware Ivy VIP Small Cap Growth Class II 5 years	Delaware Ivy VIP Small Cap Growth Class II 10 years	Delaware Ivy VIP Value Russell 1000® Value Index 1 year	Delaware Ivy VIP Value Russell 1000® Value Index 5 years	Delaware Ivy VIP Value Russell 1000® Value Index 10 years	Delaware Ivy VIP Value Class II 1 year	Delaware Ivy VIP Value Class II 5 years	Delaware Ivy VIP Value Class II 10 years	Delaware Ivy VIP Corporate Bond Bloomberg US Corporate Investment Grade Index 1 year	Delaware Ivy VIP Corporate Bond Bloomberg US Corporate Investment Grade Index 5 years	Delaware Ivy VIP Corporate Bond Bloomberg US Corporate Investment Grade Index 10 years	Delaware Ivy VIP Corporate Bond Bloomberg US Credit Index 1 year	Delaware Ivy VIP Corporate Bond Bloomberg US Credit Index 5 years	Delaware Ivy VIP Corporate Bond Bloomberg US Credit Index 10 years	Delaware Ivy VIP Corporate Bond Class II 1 year	Delaware Ivy VIP Corporate Bond Class II 5 years	Delaware Ivy VIP Corporate Bond Class II 10 years	Delaware Ivy VIP High Income ICE BofA US High Yield Constrained Index 1 year	Delaware Ivy VIP High Income ICE BofA US High Yield Constrained Index 5 years	Delaware Ivy VIP High Income ICE BofA US High Yield Constrained Index 10 years	Delaware Ivy VIP High Income ICE BofA US High Yield Index 1 year	Delaware Ivy VIP High Income ICE BofA US High Yield Index 5 years	Delaware Ivy VIP High Income ICE BofA US High Yield Index 10 years	Delaware Ivy VIP High Income Class I 1 year	Delaware Ivy VIP High Income Class I Lifetime	Delaware Ivy VIP High Income Class I Class Service return before taxes	Delaware Ivy VIP High Income Class II 1 year	Delaware Ivy VIP High Income Class II 5 years	Delaware Ivy VIP High Income Class II 10 years	Delaware Ivy VIP Limited-Term Bond Bloomberg 1-3 Year US Gov/Credit Index 1 year	Delaware Ivy VIP Limited-Term Bond Bloomberg 1-3 Year US Gov/Credit Index 5 years	Delaware Ivy VIP Limited-Term Bond Bloomberg 1-3 Year US Gov/Credit Index 10 years	Delaware Ivy VIP Limited-Term Bond Class II 1 year	Delaware Ivy VIP Limited-Term Bond Class II 5 years	Delaware Ivy VIP Limited-Term Bond Class II 10 years	Delaware Ivy VIP Global Equity Income MSCI World Index (net) 1 year	Delaware Ivy VIP Global Equity Income MSCI World Index (net) 5 years	Delaware Ivy VIP Global Equity Income MSCI World Index (net) 10 years	Delaware Ivy VIP Global Equity Income FTSE All-World High Dividend Yield Index 1 year	Delaware Ivy VIP Global Equity Income FTSE All-World High Dividend Yield Index 5 years	Delaware Ivy VIP Global Equity Income FTSE All-World High Dividend Yield Index 10 years	Delaware Ivy VIP Global Equity Income Class II 1 year	Delaware Ivy VIP Global Equity Income Class II 5 years	Delaware Ivy VIP Global Equity Income Class II 10 years	Delaware Ivy VIP Global Growth MSCI World Index (net) 1 year	Delaware Ivy VIP Global Growth MSCI World Index (net) 5 years	Delaware Ivy VIP Global Growth MSCI World Index (net) 10 years	Delaware Ivy VIP Global Growth MSCI ACWI (All Country World Index) Index (net) 1 year	Delaware Ivy VIP Global Growth MSCI ACWI (All Country World Index) Index (net) 5 years	Delaware Ivy VIP Global Growth MSCI ACWI (All Country World Index) Index (net) 10 years	Delaware Ivy VIP Global Growth MSCI ACWI (All Country World Index) (gross) 1 year	Delaware Ivy VIP Global Growth MSCI ACWI (All Country World Index) (gross) 5 years	Delaware Ivy VIP Global Growth MSCI ACWI (All Country World Index) (gross) 10 years	Delaware Ivy VIP Global Growth Class II 1 year	Delaware Ivy VIP Global Growth Class II 5 years	Delaware Ivy VIP Global Growth Class II 10 years	Delaware Ivy VIP International Core Equity MSCI ACWI (All Country World Index) ex USA Index (net) 1 year	Delaware Ivy VIP International Core Equity MSCI ACWI (All Country World Index) ex USA Index (net) 5 years	Delaware Ivy VIP International Core Equity MSCI ACWI (All Country World Index) ex USA Index (net) 10 years	Delaware Ivy VIP International Core Equity MSCI ACWI (All Country World Index) ex USA Index (gross) 1 year	Delaware Ivy VIP International Core Equity MSCI ACWI (All Country World Index) ex USA Index (gross) 5 years	Delaware Ivy VIP International Core Equity MSCI ACWI (All Country World Index) ex USA Index (gross) 10 years	Delaware Ivy VIP International Core Equity MSCI EAFE (Europe, Australasia, and Far East) Index 1 year	Delaware Ivy VIP International Core Equity MSCI EAFE (Europe, Australasia, and Far East) Index 5 years	Delaware Ivy VIP International Core Equity MSCI EAFE (Europe, Australasia, and Far East) Index 10 years	Delaware Ivy VIP International Core Equity Class II 1 year	Delaware Ivy VIP International Core Equity Class II 5 years	Delaware Ivy VIP International Core Equity Class II 10 years	Delaware Ivy VIP Asset Strategy MSCI ACWI (All Country World Index) (gross) 1 year	Delaware Ivy VIP Asset Strategy MSCI ACWI (All Country World Index) (gross) 5 years	Delaware Ivy VIP Asset Strategy MSCI ACWI (All Country World Index) (gross) 10 years	Delaware Ivy VIP Asset Strategy Class I 1 year	Delaware Ivy VIP Asset Strategy Class I Lifetime	Delaware Ivy VIP Asset Strategy Class I Class Service return before taxes	Delaware Ivy VIP Asset Strategy Class II 1 year	Delaware Ivy VIP Asset Strategy Class II 5 years	Delaware Ivy VIP Asset Strategy Class II 10 years	Delaware Ivy VIP Balanced S&P 500® Index 1 year	Delaware Ivy VIP Balanced S&P 500® Index 5 years	Delaware Ivy VIP Balanced S&P 500® Index 10 years	Delaware Ivy VIP Balanced Bloomberg US Aggregate Index 1 year	Delaware Ivy VIP Balanced Bloomberg US Aggregate Index 5 years	Delaware Ivy VIP Balanced Bloomberg US Aggregate Index 10 years	Delaware Ivy VIP Balanced Bloomberg US Gov/Credit Index 1 year	Delaware Ivy VIP Balanced Bloomberg US Gov/Credit Index 5 years	Delaware Ivy VIP Balanced Bloomberg US Gov/Credit Index 10 years	Delaware Ivy VIP Balanced Class II 1 year	Delaware Ivy VIP Balanced Class II 5 years	Delaware Ivy VIP Balanced Class II 10 years	Delaware Ivy VIP Energy S&P 1500 Energy Sector Index 1 year	Delaware Ivy VIP Energy S&P 1500 Energy Sector Index 5 years	Delaware Ivy VIP Energy S&P 1500 Energy Sector Index 10 years	Delaware Ivy VIP Energy Class I 1 year	Delaware Ivy VIP Energy Class I Lifetime	Delaware Ivy VIP Energy Class I Class Service return before taxes	Delaware Ivy VIP Energy Class II 1 year	Delaware Ivy VIP Energy Class II 5 years	Delaware Ivy VIP Energy Class II 10 years	Delaware Ivy VIP Natural Resources S&P North American Natural Resources Sector Index 1 year	Delaware Ivy VIP Natural Resources S&P North American Natural Resources Sector Index 5 years	Delaware Ivy VIP Natural Resources S&P North American Natural Resources Sector Index 10 years	Delaware Ivy VIP Natural Resources Class II 1 year	Delaware Ivy VIP Natural Resources Class II 5 years	Delaware Ivy VIP Natural Resources Class II 10 years	Delaware Ivy VIP Science and Technology S&P North American Technology Sector Index 1 year	Delaware Ivy VIP Science and Technology S&P North American Technology Sector Index 5 years	Delaware Ivy VIP Science and Technology S&P North American Technology Sector Index 10 years	Delaware Ivy VIP Science and Technology Class I 1 year	Delaware Ivy VIP Science and Technology Class I Lifetime	Delaware Ivy VIP Science and Technology Class I Class Service return before taxes	Delaware Ivy VIP Science and Technology Class II 1 year	Delaware Ivy VIP Science and Technology Class II 5 years	Delaware Ivy VIP Science and Technology Class II 10 years	Delaware Ivy VIP Securian Real Estate Securities FTSE Nareit Equity REITs Index 1 year	Delaware Ivy VIP Securian Real Estate Securities FTSE Nareit Equity REITs Index 5 years	Delaware Ivy VIP Securian Real Estate Securities FTSE Nareit Equity REITs Index 10 years	Delaware Ivy VIP Securian Real Estate Securities Class II 1 year	Delaware Ivy VIP Securian Real Estate Securities Class II 5 years	Delaware Ivy VIP Securian Real Estate Securities Class II 10 years	Delaware Ivy VIP Pathfinder Aggressive Current Blended Benchmark 1 year	Delaware Ivy VIP Pathfinder Aggressive Current Blended Benchmark 5 years	Delaware Ivy VIP Pathfinder Aggressive Current Blended Benchmark 10 years	Delaware Ivy VIP Pathfinder Aggressive Russell 3000 Index 1 year	Delaware Ivy VIP Pathfinder Aggressive Russell 3000 Index 5 years	Delaware Ivy VIP Pathfinder Aggressive Russell 3000 Index 10 years	Delaware Ivy VIP Pathfinder Aggressive MSCI EAFE Index 1 year	Delaware Ivy VIP Pathfinder Aggressive MSCI EAFE Index 5 years	Delaware Ivy VIP Pathfinder Aggressive MSCI EAFE Index 10 years	Delaware Ivy VIP Pathfinder Aggressive Bloomberg U.S. Credit Index 1 year	Delaware Ivy VIP Pathfinder Aggressive Bloomberg U.S. Credit Index 5 years	Delaware Ivy VIP Pathfinder Aggressive Bloomberg U.S. Credit Index 10 years	Delaware Ivy VIP Pathfinder Aggressive Class II 1 year	Delaware Ivy VIP Pathfinder Aggressive Class II 5 years	Delaware Ivy VIP Pathfinder Aggressive Class II 10 years	Delaware Ivy VIP Pathfinder Moderately Aggressive Current Blended Benchmark 1 year	Delaware Ivy VIP Pathfinder Moderately Aggressive Current Blended Benchmark 5 years	Delaware Ivy VIP Pathfinder Moderately Aggressive Current Blended Benchmark 10 years	Delaware Ivy VIP Pathfinder Moderately Aggressive Russell 3000 Index 1 year	Delaware Ivy VIP Pathfinder Moderately Aggressive Russell 3000 Index 5 years	Delaware Ivy VIP Pathfinder Moderately Aggressive Russell 3000 Index 10 years	Delaware Ivy VIP Pathfinder Moderately Aggressive MSCI EAFE Index 1 year	Delaware Ivy VIP Pathfinder Moderately Aggressive MSCI EAFE Index 5 years	Delaware Ivy VIP Pathfinder Moderately Aggressive MSCI EAFE Index 10 years	Delaware Ivy VIP Pathfinder Moderately Aggressive Bloomberg U.S. Credit Index 1 year	Delaware Ivy VIP Pathfinder Moderately Aggressive Bloomberg U.S. Credit Index 5 years	Delaware Ivy VIP Pathfinder Moderately Aggressive Bloomberg U.S. Credit Index 10 years	Delaware Ivy VIP Pathfinder Moderately Aggressive Bloomberg 1-3 Year Gov/Credit Index 1 year	Delaware Ivy VIP Pathfinder Moderately Aggressive Bloomberg 1-3 Year Gov/Credit Index 5 years	Delaware Ivy VIP Pathfinder Moderately Aggressive Bloomberg 1-3 Year Gov/Credit Index 10 years	Delaware Ivy VIP Pathfinder Moderately Aggressive Class II 1 year	Delaware Ivy VIP Pathfinder Moderately Aggressive Class II 5 years	Delaware Ivy VIP Pathfinder Moderately Aggressive Class II 10 years	Delaware Ivy VIP Pathfinder Moderate Current Blended Benchmark 1 year	Delaware Ivy VIP Pathfinder Moderate Current Blended Benchmark 5 years	Delaware Ivy VIP Pathfinder Moderate Current Blended Benchmark 10 years	Delaware Ivy VIP Pathfinder Moderate Russell 3000 Index 1 year	Delaware Ivy VIP Pathfinder Moderate Russell 3000 Index 5 years	Delaware Ivy VIP Pathfinder Moderate Russell 3000 Index 10 years	Delaware Ivy VIP Pathfinder Moderate MSCI EAFE Index 1 year	Delaware Ivy VIP Pathfinder Moderate MSCI EAFE Index 5 years	Delaware Ivy VIP Pathfinder Moderate MSCI EAFE Index 10 years	Delaware Ivy VIP Pathfinder Moderate Bloomberg U.S. Credit Index 1 year	Delaware Ivy VIP Pathfinder Moderate Bloomberg U.S. Credit Index 5 years	Delaware Ivy VIP Pathfinder Moderate Bloomberg U.S. Credit Index 10 years	Delaware Ivy VIP Pathfinder Moderate Bloomberg 1-3 Year Gov/Credit Index 1 year	Delaware Ivy VIP Pathfinder Moderate Bloomberg 1-3 Year Gov/Credit Index 5 years	Delaware Ivy VIP Pathfinder Moderate Bloomberg 1-3 Year Gov/Credit Index 10 years	Delaware Ivy VIP Pathfinder Moderate Class II 1 year	Delaware Ivy VIP Pathfinder Moderate Class II 5 years	Delaware Ivy VIP Pathfinder Moderate Class II 10 years	Delaware Ivy VIP Pathfinder Moderately Conservative Current Blended Benchmark 1 year	Delaware Ivy VIP Pathfinder Moderately Conservative Current Blended Benchmark 5 years	Delaware Ivy VIP Pathfinder Moderately Conservative Current Blended Benchmark 10 years	Delaware Ivy VIP Pathfinder Moderately Conservative Russell 3000 Index 1 year	Delaware Ivy VIP Pathfinder Moderately Conservative Russell 3000 Index 5 years	Delaware Ivy VIP Pathfinder Moderately Conservative Russell 3000 Index 10 years	Delaware Ivy VIP Pathfinder Moderately Conservative MSCI EAFE Index 1 year	Delaware Ivy VIP Pathfinder Moderately Conservative MSCI EAFE Index 5 years	Delaware Ivy VIP Pathfinder Moderately Conservative MSCI EAFE Index 10 years	Delaware Ivy VIP Pathfinder Moderately Conservative Bloomberg U.S. Credit Index 1 year	Delaware Ivy VIP Pathfinder Moderately Conservative Bloomberg U.S. Credit Index 5 years	Delaware Ivy VIP Pathfinder Moderately Conservative Bloomberg U.S. Credit Index 10 years	Delaware Ivy VIP Pathfinder Moderately Conservative Bloomberg 1-3 Year Gov/Credit Index 1 year	Delaware Ivy VIP Pathfinder Moderately Conservative Bloomberg 1-3 Year Gov/Credit Index 5 years	Delaware Ivy VIP Pathfinder Moderately Conservative Bloomberg 1-3 Year Gov/Credit Index 10 years	Delaware Ivy VIP Pathfinder Moderately Conservative Class II 1 year	Delaware Ivy VIP Pathfinder Moderately Conservative Class II 5 years	Delaware Ivy VIP Pathfinder Moderately Conservative Class II 10 years	Delaware Ivy VIP Pathfinder Conservative Current Blended Benchmark 1 year	Delaware Ivy VIP Pathfinder Conservative Current Blended Benchmark 5 years	Delaware Ivy VIP Pathfinder Conservative Current Blended Benchmark 10 years	Delaware Ivy VIP Pathfinder Conservative Russell 3000 Index 1 year	Delaware Ivy VIP Pathfinder Conservative Russell 3000 Index 5 years	Delaware Ivy VIP Pathfinder Conservative Russell 3000 Index 10 years	Delaware Ivy VIP Pathfinder Conservative MSCI EAFE Index 1 year	Delaware Ivy VIP Pathfinder Conservative MSCI EAFE Index 5 years	Delaware Ivy VIP Pathfinder Conservative MSCI EAFE Index 10 years	Delaware Ivy VIP Pathfinder Conservative Bloomberg U.S. Credit Index 1 year	Delaware Ivy VIP Pathfinder Conservative Bloomberg U.S. Credit Index 5 years	Delaware Ivy VIP Pathfinder Conservative Bloomberg U.S. Credit Index 10 years	Delaware Ivy VIP Pathfinder Conservative Bloomberg 1-3 Year Gov/Credit Index 1 year	Delaware Ivy VIP Pathfinder Conservative Bloomberg 1-3 Year Gov/Credit Index 5 years	Delaware Ivy VIP Pathfinder Conservative Bloomberg 1-3 Year Gov/Credit Index 10 years	Delaware Ivy VIP Pathfinder Conservative Class II 1 year	Delaware Ivy VIP Pathfinder Conservative Class II 5 years	Delaware Ivy VIP Pathfinder Conservative Class II 10 years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Current Blended Benchmark 1 year	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Current Blended Benchmark 5 years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Current Blended Benchmark Lifetime	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Current Blended Benchmark Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Russell 3000 Index 1 year	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Russell 3000 Index 5 years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Russell 3000 Index Lifetime	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Russell 3000 Index Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility MSCI EAFE Index 1 year	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility MSCI EAFE Index 5 years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility MSCI EAFE Index Lifetime	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility MSCI EAFE Index Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Bloomberg U.S. Credit Index 1 year	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Bloomberg U.S. Credit Index 5 years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Bloomberg U.S. Credit Index Lifetime	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Bloomberg U.S. Credit Index Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Bloomberg 1-3 Year Gov/Credit Index 1 year	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Bloomberg 1-3 Year Gov/Credit Index 5 years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Bloomberg 1-3 Year Gov/Credit Index Lifetime	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Bloomberg 1-3 Year Gov/Credit Index Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II 1 year	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II 5 years	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II Lifetime	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Current Blended Benchmark 1 year	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Current Blended Benchmark 5 years	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Current Blended Benchmark Lifetime	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Current Blended Benchmark Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Russell 3000 Index 1 year	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Russell 3000 Index 5 years	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Russell 3000 Index Lifetime	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Russell 3000 Index Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility MSCI EAFE Index 1 year	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility MSCI EAFE Index 5 years	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility MSCI EAFE Index Lifetime	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility MSCI EAFE Index Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Bloomberg U.S. Credit Index 1 year	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Bloomberg U.S. Credit Index 5 years	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Bloomberg U.S. Credit Index Lifetime	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Bloomberg U.S. Credit Index Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Bloomberg 1-3 Year Gov/Credit Index 1 year	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Bloomberg 1-3 Year Gov/Credit Index 5 years	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Bloomberg 1-3 Year Gov/Credit Index Lifetime	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Bloomberg 1-3 Year Gov/Credit Index Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II 1 year	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II 5 years	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II Lifetime	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Current Blended Benchmark 1 year	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Current Blended Benchmark 5 years	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Current Blended Benchmark Lifetime	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Current Blended Benchmark Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Russell 3000 Index 1 year	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Russell 3000 Index 5 years	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Russell 3000 Index Lifetime	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Russell 3000 Index Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility MSCI EAFE Index 1 year	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility MSCI EAFE Index 5 years	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility MSCI EAFE Index Lifetime	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility MSCI EAFE Index Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Bloomberg U.S. Credit Index 1 year	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Bloomberg U.S. Credit Index 5 years	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Bloomberg U.S. Credit Index Lifetime	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Bloomberg U.S. Credit Index Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Bloomberg 1-3 Year Gov/Credit Index 1 year	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Bloomberg 1-3 Year Gov/Credit Index 5 years	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Bloomberg 1-3 Year Gov/Credit Index Lifetime	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Bloomberg 1-3 Year Gov/Credit Index Class Service return before taxes	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II 1 year	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II 5 years	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II Lifetime	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II Class Service return before taxes
Total	28.71%	18.47%	16.55%	28.94%	18.82%	15.53%	27.60%	25.32%	19.79%	30.03%	25.13%	19.06%	12.73%	19.83%	16.63%	16.65%	24.73%	Apr. 28, 2017	16.36%	24.85%	17.05%	18.18%	13.75%	14.15%	14.82%	12.02%	13.23%	20.78%	10.35%	12.94%	2.83%	14.53%	14.14%	4.25%	15.14%	Nov. 02, 2018	3.99%	15.83%	12.85%	25.16%	11.16%	12.97%	31.18%	12.02%	12.89%	(1.04%)	5.26%	4.70%	(1.08%)	5.05%	4.45%	(0.85%)	4.72%	3.56%	5.35%	6.08%	6.71%	5.36%	6.10%	6.72%	6.33%	5.40%	Apr. 28, 2017	6.06%	5.48%	6.60%	(0.47%)	1.85%	1.39%	(0.49%)	2.00%	1.66%	21.82%	15.03%	12.70%	17.89%	8.42%	8.08%	16.97%	8.69%	9.86%	21.82%	15.03%	12.70%	18.54%	14.40%	11.85%	19.04%	14.97%	12.44%	17.86%	15.87%	11.52%	7.82%	9.61%	7.28%	8.29%	10.12%	7.78%	11.26%	9.55%	8.03%	14.18%	8.01%	7.77%	18.54%	14.40%	11.85%	10.72%	10.96%	Apr. 28, 2017	10.44%	11.36%	8.01%	28.71%	18.47%	16.55%	(1.54%)	3.57%	2.90%	(1.75%)	3.99%	3.13%	15.97%	11.73%	10.16%	55.15%	(2.23%)	0.52%	42.33%	(9.50%)	Apr. 28, 2017	42.00%	(11.79%)	(4.25%)	39.95%	1.27%	1.27%	26.68%	(0.72%)	(1.21%)	26.40%	29.99%	23.54%	15.45%	22.82%	Apr. 28, 2017	15.17%	23.88%	19.46%	43.24%	10.75%	11.38%	43.68%	11.50%	11.30%	17.04%	13.58%	12.12%	25.66%	17.97%	16.30%	11.26%	9.55%	8.03%	(1.08%)	5.05%	4.45%	18.93%	14.24%	11.83%	15.04%	12.59%	11.21%	25.66%	17.97%	16.30%	11.26%	9.55%	8.03%	(1.08%)	5.05%	4.45%	(0.47%)	1.85%	1.39%	16.88%	12.68%	10.55%	13.06%	11.57%	10.30%	25.66%	17.97%	16.30%	11.26%	9.55%	8.03%	(1.08%)	5.05%	4.45%	(0.47%)	1.85%	1.39%	14.66%	11.46%	9.45%	11.10%	10.55%	9.37%	25.66%	17.97%	16.30%	11.26%	9.55%	8.03%	(1.08%)	5.05%	4.45%	(0.47%)	1.85%	1.39%	12.37%	10.35%	8.41%	9.17%	9.51%	8.44%	25.66%	17.97%	16.30%	11.26%	9.55%	8.03%	(1.08%)	5.05%	4.45%	(0.47%)	1.85%	1.39%	10.18%	9.06%	7.29%	13.06%	11.57%	9.35%	Aug. 01, 2013	25.66%	17.97%	14.78%	Aug. 01, 2013	11.26%	9.55%	6.26%	Aug. 01, 2013	(1.08%)	5.05%	4.64%	Aug. 01, 2013	(0.47%)	1.85%	1.47%	Aug. 01, 2013	12.99%	9.57%	7.13%	Aug. 01, 2013	15.04%	12.59%	10.07%	Aug. 01, 2013	25.66%	17.97%	14.78%	Aug. 01, 2013	11.26%	9.55%	6.26%	Aug. 01, 2013	(1.08%)	5.05%	4.64%	Aug. 01, 2013	(0.47%)	1.85%	1.47%	Aug. 01, 2013	15.24%	10.70%	7.93%	Aug. 01, 2013	11.10%	10.55%	8.61%	Aug. 01, 2013	25.66%	17.97%	14.78%	Aug. 01, 2013	11.26%	9.55%	6.26%	Aug. 01, 2013	(1.08%)	5.05%	4.64%	Aug. 01, 2013	(0.47%)	1.85%	1.47%	Aug. 01, 2013	10.72%	8.65%	6.28%	Aug. 01, 2013